Initial Public Offering (Details) - USD ($)			12 Months Ended
	Aug. 22, 2023	Aug. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Warrant and rights description			Each Unit consists of one share of Class A common stock of the Company, one redeemable warrant (“Public Warrant”) and one right. Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).
Incurred offering costs			$ 4,281,901	$ 29,001
Deferred underwriting commission			2,625,000
IPO [Member]
Initial Public Offering [Line Items]
Purchase shares issued (in Shares)	7,500,000
Purchase price per share (in Dollars per share)	$ 10
Generating gross proceeds	$ 75,000,000
Incurred offering costs	4,281,901
Deferred underwriting commission	$ 2,625,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Purchase up to an additional units		$ 1,125,000	$ 1,125,000
Common Class A [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit (in Shares)			1